Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (43)
Interest on plan liabilities	63	£ 81	£ 76
Closing defined benefit obligation	(39)	(43)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	1	2	2
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	(3)	(5)
Current service cost	(8)	(9)
Curtailments	1
Interest on plan liabilities	(62)	(79)
Actuarial gains/(losses) - experience	20	7
Actuarial gains/(losses) - demographic	2	19
Actuarial gains/(losses) - financial	(310)	(306)
Benefits paid	133	140
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(43)	(49)
Exchange differences	1	1
Current service cost		0
Curtailments		1
Interest on plan liabilities	(1)	(2)
Actuarial gains/(losses) - experience	3	4
Actuarial gains/(losses) - demographic	1	1
Actuarial gains/(losses) - financial	(3)	(2)
Benefits paid	3	3
Closing defined benefit obligation	£ (39)	£ (43)	£ (49)